OTHER BORROWINGS	12 Months Ended
Jun. 30, 2014
OTHER BORROWINGS [Abstract]
OTHER BORROWINGS
14.	OTHER BORROWINGS

Other borrowings include securities sold under agreements to repurchase with securities brokers. These borrowings generally mature within 1 to 90 days from the transaction date and require a collateral pledge. The following table presents information regarding other borrowings as of June 30:

OTHER SHORT-TERM BORROWINGS

	2014	2013
	(Dollars in Thousands)

Ending balance	$-	$-
Average balance during the year	4,350	-
Maximum month-end balance during the year	15,698	-
Average interest rate during the year	0.25%	-%
Weighted-average rate at year-end	-%	-%